OTHER FINANCIAL DATA - ASSET RETIREMENT OBLIGATIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Asset Retirement Obligations [Line Items]
Asset Retirement Obligations, Balance as of January 1	$ 1,925	[1]	$ 1,468	[1]
Asset Retirement Obligation, Accretion Expense	92		82
Asset Retirement Obligation, Liabilities Incurred	21		12
Asset Retirement Obligation, Reclassification	(5)	[2]
Asset Retirement Obligation, Liabilities Settled	(2)		(1)
Asset Retirement Obligation, Revision of Estimate	25	[3]	364	[3]
Asset Retirement Obligations, Balance as of December 31	2,056	[1]	1,925	[1]
Asset Retirement Obligations Assumptions Used Discount Rate			4.00%		5.13%
San Diego Gas and Electric Company and Subsidiary [Member]
Asset Retirement Obligations [Line Items]
Asset Retirement Obligations, Balance as of January 1	698	[1]	623	[1]
Asset Retirement Obligation, Accretion Expense	42		38
Asset Retirement Obligation, Liabilities Incurred			3
Asset Retirement Obligation, Revision of Estimate	1	[3]	34	[3]
Asset Retirement Obligations, Balance as of December 31	741	[1]	698	[1]
Southern California Gas Company [Member]
Asset Retirement Obligations [Line Items]
Asset Retirement Obligations, Balance as of January 1	1,175	[1]	803	[1]
Asset Retirement Obligation, Accretion Expense	48		41
Asset Retirement Obligation, Liabilities Settled	(1)
Asset Retirement Obligation, Revision of Estimate	31	[3]	331	[3]
Asset Retirement Obligations, Balance as of December 31	$ 1,253	[1]	$ 1,175	[1]

[1]	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.
[2]	Reclassification to liability held for sale - asset retirement obligation which is included in Other Current Liabilities on the Consolidated Balance Sheets, as we discuss in "Assets Held for Sale" above.
[3]	The increase in obligations at SDG&E and SoCalGas for revisions in 2011 resulted from changes in assets in service and a decrease in the discount rate from 5.13 percent in 2010 to 4.00 percent in 2011, based on the risk-free rate plus an estimated credit spread.